Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments
Schedule of approximate amount of firm orders
	2021	2020
2022	2,805,899	-
2023	3,384,587	2,707,544
2024	6,101,396	5,110,707
2025	6,428,138	5,801,193
2026	3,227,784	3,016,754
Total	21,947,804	16,636,198

Schedule of advances for aircraft acquisition
	2021	2020
2021	-	171,935
2022	248,109	1,130,099
2023	1,174,768	2,159,742
2024	2,145,764	2,183,366
2025	2,279,227	837,921
2026	1,141,513	56,283
Total	6,989,381	6,539,346